BUSINESS COMBINATION (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 01, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 CNY (¥)	Nov. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Combination, Consideration Transferred, Liabilities Incurred		¥ 44,061	$ 6,329
Acquisition of Goodwill		¥ 665,416		$ 95,581					¥ 491,969	¥ 475,732
Edge Learning Centers [Member]
Percentage of Ownership	100.00%
Business Combination, Consideration Transferred, Liabilities Incurred	¥ 16,769
Stock Issued During Period, Shares, Acquisitions | shares	216,021
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	¥ 9,211
Business Combination, Goodwill Recognized, Description		Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.	Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs	889
Acquisition of Goodwill	¥ 30,751
Shijiazhuang [Member]
Percentage of Ownership							51.00%	51.00%
Business Combination, Goodwill Recognized, Description		Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.	Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs		¥ 83		$ 12					¥ 464
Acquisition of Goodwill							¥ 150,682	$ 21,644
Outstanding cash Consideration		9,606	$ 1,380
Changping [Member]
Business Combination, Consideration Transferred, Liabilities Incurred		12,669	1,820
Acquisition of Intangible Assets					¥ 4,500	$ 646
Acquisition of Goodwill					¥ 18,986	$ 2,727
Outstanding cash Consideration		¥ 8,469	$ 1,216